Related Party Transactions and Balances - Schedule of Due from Related Parties (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Borrowings from related parties	$ (3,105,579)	$ (1,943,597)	$ (2,401,288)
Repayment of borrowings from related parties	394,915	263,980	38,118
Advances made to related parties	1,472,950
Collection from related parties	(128,122)
Purchases	2,445,923
Revenues	$ 1,261,616
Weiqi Huang [Member]
Related Party Transaction [Line Items]
Related parties transactions	Director, Chairman of the Board, Chief Executive Officer
Total due from related parties		2,193,086
Total due to related parties	695,808
Borrowings from related parties	(3,023,544)
Repayment of borrowings from related parties	310,333
Advances made to related parties	3,006	2,280,824
Collection from related parties	$ (127,129)
Gaokui Zhang [Member]
Related Party Transaction [Line Items]
Related parties transactions	Shareholder of the Company
Total due from related parties	$ 1,219,885
Borrowings from related parties	(82,035)
Repayment of borrowings from related parties	82,035	137,518
Advances made to related parties	$ 1,210,127
Xufeng Lu [Member]
Related Party Transaction [Line Items]
Related parties transactions	Chief Technology Officer
Total due to related parties	$ 18,328	21,157
Borrowings from related parties		(20,609)
Repayment of borrowings from related parties	$ 2,547	138,807
Jiye He [Member]
Related Party Transaction [Line Items]
Related parties transactions	Chief Information Officer
Total due from related parties	$ 23,925
Yi Lin [Member]
Related Party Transaction [Line Items]
Related parties transactions	Wife of Gaokui Zhang
Total due from related parties	$ 25,753
Repayment of borrowings from related parties		8,264
Advances made to related parties	26,606
Collection from related parties	$ (853)	(4,224,560)
Baili He [Member]
Related Party Transaction [Line Items]
Related parties transactions	Mother of Gaokui Zhang
Total due from related parties	$ 105,552
Advances made to related parties	$ 104,708
Skyline Tech Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions	A Company 100% owned by Weiqi Huang
Baili Group Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions	A Company 100% owned by Gaokui Zhang
Linshan Group Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions	Minority shareholder
Helios Tech Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions	Minority shareholder
Ningbo Yiqiying New Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Invested company of Zhejiang Pntech
Total due from related parties	$ 42,221	71,249
Advances made to related parties		212,751
Collection from related parties		(141,834)
Nature of Related Parties	Solar PV
Revenues	$ 24,806
Hubei Nanzhuo New Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Invested company of Zhejiang Pntech
Total due from related parties	$ 28,147
Nature of Related Parties	Solar PV
Revenues	$ 24,710
Nanjing Xisheng Electric Power Co., Ltd [Member]
Related Party Transaction [Line Items]
Related parties transactions	Invested company of Ningbo Skycorp Solar
Total due from related parties	$ 1,525,649
Nature of Related Parties	Solar PV
Purchases	$ 582,998
Revenues	$ 566,073
Nanjing Xisheng Electric Power Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Related parties transactions	Invested company of Ningbo Skycorp Solar
Total due from related parties	$ 295,745
Nanjing Xisheng New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Invested company of Ningbo Skycorp Solar
Total due from related parties	$ 634,518
Nature of Related Parties	Solar PV
Purchases	$ 1,862,925
Revenues	$ 625,903
Nanjing Xisheng Electric Co., Ltd [Member]
Related Party Transaction [Line Items]
Related parties transactions	Invested company of Ningbo Skycorp Solar
Total due from related parties	$ 75,943
Nature of Related Parties	Solar PV
Revenues	$ 368
Suqian Shuyong New Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Invested company of Zhejiang Pntech
Total due from related parties	$ 150,649	142
Advances made to related parties	128,503
Collection from related parties	$ (140)
Nature of Related Parties	Solar PV
Revenues	$ 19,756
Skyline Tech Limited (BVI) [Member]
Related Party Transaction [Line Items]
Total due from related parties	31,000	31,000
Baili Group Limited (BVI) [Member]
Related Party Transaction [Line Items]
Total due from related parties	15,500	15,500
Helios Tech Limited (BVI) [Member]
Related Party Transaction [Line Items]
Total due from related parties	2,000	2,000
Linshan Group Limited (BVI) [Member]
Related Party Transaction [Line Items]
Total due from related parties	1,500	1,500
Related Party [Member]
Related Party Transaction [Line Items]
Total due from related parties	4,177,987	2,314,477
Total due to related parties	714,136	21,157
Borrowings from related parties	(3,105,579)	(20,609)
Repayment of borrowings from related parties	394,915	284,589
Advances made to related parties	1,472,950	2,493,575
Collection from related parties	$ (128,122)	$ (4,366,394)